SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2020
SUBSEQUENT EVENTS
15- SUBSEQUENT EVENTS

On January 14, 2021, Platinum and its 7 shareholders (the “Shareholders”) entered into a Share Exchange Agreement (the “Exchange Agreement”) with Yubo International Biotech Limited (“YBGJ”), formerly Magna-Lab Inc. Pursuant to the terms of the Exchange Agreement, the Shareholders received a total of 117,000,000 shares of YBGJ Class A common stock (representing approximately 99.00% of YBGJ common stock after the transaction) in exchange for their delivery of 100% of the 10,152,284 ordinary shares of Platinum issued and outstanding making Platinum a wholly owned subsidiary of YBGJ.